Summary of Significant Accounting Policies (Details Textual)	1 Months Ended	12 Months Ended
	Jul. 31, 2012	Oct. 31, 2012
Summary of Significant Accounting Policies (Textual)
Maturity period of U.S. government treasury bills		180 days or less
Number of units issued in public offering	4,800,000
Common stock redemption description under initial public offering		The Company is not permitted to consummate its initial business combination if more than 88% of the common shares issued in the initial public offering are redeemed in connection with such initial business combination.Therefore, 12% of the common shares issued in the initial public offering were not subject to redemption in connection with the business transaction and are being treated as permanent equity.